Loans and liquidity investments - Outstanding loans as per business area (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Outstanding loans as per product type
Total lending portfolio	kr 283,408	kr 283,303
Concessionary loans outstanding	64	174
CIRR-System
Outstanding loans as per product type
Total lending portfolio	101,657	101,361
Lending to Swedish exporters
Outstanding loans as per product type
Total lending portfolio	133,580	134,914
Lending to exporters' customers
Outstanding loans as per product type
Total lending portfolio	149,828	148,389
Lending to exporters' customers | CIRR-System
Outstanding loans as per product type
Total lending portfolio	kr 101,657	kr 101,361